License and Collaboration Agreements - Additional Information (Detail) - USD ($)		1 Months Ended			3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2015	Mar. 31, 2020	Oct. 31, 2018	Apr. 30, 2017	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2015	Jun. 30, 2019	Sep. 30, 2018	Dec. 31, 2017
License And Collaboration Agreements [Line Items]
Contract with customer liability revenue recognised					$ 6,120,000			$ 4,050,000				$ 18,511,000	$ 13,075,000	$ 19,318,000	$ 7,500,000
Contract with customer liability					47,688,000		$ 40,453,000	46,078,000		$ 51,917,000	$ 46,078,000	47,688,000	46,078,000	40,453,000	45,598,000		$ 48,873,000		$ 8,773,000
Milestone payment received		$ 20,000,000
Performance obligation revenue recognized					6,120,000			4,050,000				18,511,000	13,075,000	19,318,000	7,500,000
Two Thousand And Fifteen License And Collobration Agreement With Roche [Member]
License And Collaboration Agreements [Line Items]
Term Of Agreement	5 years
Contract with customer liability revenue recognised																$ 12,000,000
Performance obligation revenue recognized																12,000,000
2017 License and Collaboration Agreement With Roche [Member]
License And Collaboration Agreements [Line Items]
Upfront payment received towards technology access fee												5,000,000		5,000,000
Reimbursement receivable for research and development costs incurred					1,000,000		1,000,000					1,000,000		1,000,000
2018 License and Collaboration Agreement With Roche [Member]
License And Collaboration Agreements [Line Items]
Milestone payment receivable on exercise of option rights					100,000,000							100,000,000
Tranche One [Member] | 2017 License and Collaboration Agreement With Roche [Member]
License And Collaboration Agreements [Line Items]
Reimbursement receivable for research and development costs incurred							500,000							500,000
Tranche Two [Member] | 2017 License and Collaboration Agreement With Roche [Member]
License And Collaboration Agreements [Line Items]
Reimbursement receivable for research and development costs incurred							500,000							500,000
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member] | APC [Member]
License And Collaboration Agreements [Line Items]
Amount payable on exercise of option rights to use the license					15,000,000							15,000,000
Roche [Member] | Maximum [Member] | 2018 License and Collaboration Agreement With Roche [Member] | TCL [Member]
License And Collaboration Agreements [Line Items]
Amount payable on exercise of option rights to use the license					100,000,000							100,000,000
Roche [Member] | Minimum [Member] | 2018 License and Collaboration Agreement With Roche [Member] | TCL [Member]
License And Collaboration Agreements [Line Items]
Amount payable on exercise of option rights to use the license					50,000,000							$ 50,000,000
Roche [Member] | Two Thousand And Fifteen License And Collobration Agreement With Roche [Member]
License And Collaboration Agreements [Line Items]
Milestone payment receivable	$ 486,000,000															486,000,000
Contract with customer liability revenue recognised															5,300,000
Performance obligation transaction price	$ 12,000,000															$ 12,000,000
Performance obligation revenue recognized															5,300,000
Roche [Member] | 2017 License and Collaboration Agreement With Roche [Member]
License And Collaboration Agreements [Line Items]
Term of license and collaboration agreement												2 years
Renewal term of license and collaboration agreement												1 year
Upfront payment received towards technology access fee				$ 5,000,000
Reimbursement receivable for research and development costs incurred															500,000				500,000
Milestone payment receivable					7,000,000		7,000,000					$ 7,000,000		7,000,000				$ 2,000,000
Contract with customer liability revenue recognised					100,000			100,000				400,000	600,000	700,000	3,600,000
Contract with customer liability					1,300,000		1,700,000					1,300,000		1,700,000	2,400,000
Contract with customer liability current					600,000		$ 700,000					600,000		700,000	900,000
Cumulative catch up adjustment to revenue															1,100,000
Performance obligation revenue recognized					$ 100,000			100,000				$ 400,000	600,000	$ 700,000	$ 3,600,000
Roche [Member] | 2017 License and Collaboration Agreement With Roche [Member] | Technology Access Fee [Member]
License And Collaboration Agreements [Line Items]
Performance obligation transaction price																			5,000,000
Roche [Member] | 2017 License and Collaboration Agreement With Roche [Member] | Reimbursement Of Research And Development Costs [Member]
License And Collaboration Agreements [Line Items]
Performance obligation transaction price																			$ 1,000,000
Roche [Member] | 2017 License and Collaboration Agreement With Roche [Member] | Performance Obligation First And Second [Member] | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-09-30
License And Collaboration Agreements [Line Items]
Remaining period over which the performance obligation is to be satisfied					1 year 9 months 18 days		2 years 6 months					1 year 9 months 18 days		2 years 6 months	3 years 6 months
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member]
License And Collaboration Agreements [Line Items]
Upfront payment received towards technology access fee			$ 45,000,000
Contract with customer liability revenue recognised												$ 18,100,000	$ 12,500,000	$ 18,600,000	$ 2,700,000
Contract with customer liability revenue recognised					$ 6,000,000			3,900,000
Contract with customer liability					46,400,000		$ 38,700,000					46,400,000		38,700,000	43,200,000
Contract with customer liability current					33,300,000		17,900,000					33,300,000		17,900,000	15,700,000
Milestone payment receivable based on product					1,600,000		1,600,000,000					1,600,000		1,600,000,000
Performance obligation transaction price																		55,800,000
Estimated costs to be incurred to satisfy performance obligation												2,300,000		21,000,000
Performance obligation revenue recognized					6,000,000			$ 3,900,000
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member] | APC [Member]
License And Collaboration Agreements [Line Items]
Amount payable on exercise of option rights to use the license															15,000,000
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member] | TCL [Member]
License And Collaboration Agreements [Line Items]
Contract liabilities current reclassified to non current							5,300,000		$ 5,300,000
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member] | Upfront Payment [Member]
License And Collaboration Agreements [Line Items]
Performance obligation transaction price			$ 45,000,000															45,000,000
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member] | Reimbursable Costs [Member]
License And Collaboration Agreements [Line Items]
Performance obligation transaction price																		$ 10,800,000
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member] | Development Milestone [Member]
License And Collaboration Agreements [Line Items]
Milestone payment receivable based on product							217,000,000							217,000,000
Performance obligation transaction price									10,000,000
Cumulative catch up adjustment to revenue									1,100,000					1,100,000
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member] | Development Milestone [Member] | First Patient Doosing Phase One Clinical Trial [Member]
License And Collaboration Agreements [Line Items]
Milestone payment received					20,000,000
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member] | Regulatory Milestone [Member] | First Patient Doosing Phase One Clinical Trial [Member]
License And Collaboration Agreements [Line Items]
Performance obligation transaction price									20,000,000
Cumulative catch up adjustment to revenue									5,000,000					5,000,000
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member] | Regulatory Milestone [Member] | Preclinical Data Submitted To FDA For Approval [Member]
License And Collaboration Agreements [Line Items]
Milestone payment received										$ 10,000,000
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member] | Development Milestone [Member]
License And Collaboration Agreements [Line Items]
Milestone payment receivable based on product					217,000,000							217,000,000
Performance obligation transaction price									10,000,000
Cumulative catch up adjustment to revenue									1,100,000
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member] | Development Milestone [Member] | First Patient Doosing Phase One Clinical Trial [Member]
License And Collaboration Agreements [Line Items]
Milestone payment received					20,000,000	$ 20,000,000
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member] | Regulatory Milestone [Member]
License And Collaboration Agreements [Line Items]
Milestone payment receivable based on product					240,000,000							240,000,000
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member] | Regulatory Milestone [Member] | First Patient Doosing Phase One Clinical Trial [Member]
License And Collaboration Agreements [Line Items]
Milestone payment received						$ 20,000,000
Performance obligation transaction price									$ 20,000,000
Cumulative catch up adjustment to revenue							5,000,000
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member] | Regulatory Milestone [Member] | Preclinical Data Submitted To FDA For Approval [Member]
License And Collaboration Agreements [Line Items]
Milestone payment received											$ 10,000,000
Roche [Member] | 2018 License and Collaboration Agreement With Roche [Member] | Sales Milestone [Member]
License And Collaboration Agreements [Line Items]
Milestone payment receivable based on product					1,200,000		1,200,000,000					1,200,000		1,200,000,000
Roche [Member] | Maximum [Member] | 2017 License and Collaboration Agreement With Roche [Member]
License And Collaboration Agreements [Line Items]
Annual maintenance fee receivable later than Five years					$ 900,000		$ 900,000					$ 900,000		$ 900,000
Roche [Member] | Maximum [Member] | 2018 License and Collaboration Agreement With Roche [Member]
License And Collaboration Agreements [Line Items]
Remaining period over which the performance obligation is to be satisfied					1 year 3 months 18 days							1 year 3 months 18 days
Roche [Member] | Maximum [Member] | 2018 License and Collaboration Agreement With Roche [Member] | Performance Obligation First And Second [Member]
License And Collaboration Agreements [Line Items]
Remaining period over which the performance obligation is to be satisfied							2 years							2 years
Roche [Member] | Maximum [Member] | 2018 License and Collaboration Agreement With Roche [Member] | TCL [Member]
License And Collaboration Agreements [Line Items]
Amount payable on exercise of option rights to use the license															100,000,000
Roche [Member] | Minimum [Member] | 2017 License and Collaboration Agreement With Roche [Member]
License And Collaboration Agreements [Line Items]
Annual maintenance fee receivable later than Five years					$ 500,000		$ 500,000					$ 500,000		$ 500,000
Roche [Member] | Minimum [Member] | 2018 License and Collaboration Agreement With Roche [Member]
License And Collaboration Agreements [Line Items]
Remaining period over which the performance obligation is to be satisfied					1 year							1 year
Roche [Member] | Minimum [Member] | 2018 License and Collaboration Agreement With Roche [Member] | Performance Obligation First And Second [Member]
License And Collaboration Agreements [Line Items]
Remaining period over which the performance obligation is to be satisfied							1 year 9 months 18 days							1 year 9 months 18 days
Roche [Member] | Minimum [Member] | 2018 License and Collaboration Agreement With Roche [Member] | TCL [Member]
License And Collaboration Agreements [Line Items]
Amount payable on exercise of option rights to use the license															$ 50.0
Roche [Member] | Tranche One [Member] | 2017 License and Collaboration Agreement With Roche [Member]
License And Collaboration Agreements [Line Items]
Reimbursement receivable for research and development costs incurred					$ 500,000							$ 500,000
Roche [Member] | Tranche Two [Member] | 2017 License and Collaboration Agreement With Roche [Member]
License And Collaboration Agreements [Line Items]
Reimbursement receivable for research and development costs incurred					$ 500,000							$ 500,000